FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS	12 Months Ended
Jul. 31, 2023
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS

8. FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS:

The following disclosure of estimated fair value was determined by the Company using available market information and appropriate valuation methods. Considerable judgment is necessary to develop estimates of fair value. The estimates presented herein are not necessarily indicative of the amounts that could be realized upon disposition of the financial instruments.

The Company estimates the fair value of its financial instruments using the following methods and assumptions: (i) quoted market prices, when available, are used to estimate the fair value of investments in marketable debt and equity securities; (ii) discounted cash flow analyses are used to estimate the fair value of long-term debt, using the Company’s estimate of current interest rates for similar debt; and (iii) carrying amounts in the consolidated balance sheet approximate fair value for cash and cash equivalents, restricted cash, and tenant security deposits due to their high liquidity.

	July 31, 2023		July 31, 2022
	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents	$1,215,921	$1,215,921	$1,020,585	$1,020,585
Restricted cash	$1,001,814	$1,001,814	$1,049,312	$1,049,312
Marketable securities	$2,300,441	$2,300,441	$2,761,069	$2,761,069
Security deposit payable	$1,005,925	$1,005,925	$1,051,428	$1,051,428
Mortgages payable	$5,198,836	$4,558,652	$6,451,032	$6,097,808

Financial instruments that are potentially subject to concentrations of credit risk consist principally of marketable securities, restricted cash, cash and cash equivalents, and receivables. Marketable securities, restricted cash, cash and cash equivalents are placed with multiple financial institutions and instruments to minimize risk. No assurance can be made that such financial institutions and instruments will minimize all such risk.

As of July 31, 2023, four tenants accounted for approximately 60.61% and in 2022, five tenants accounted for approximately 68.90% of receivables. During the year ended July 31, 2023, two tenants accounted for 29.43% and in 2022, two tenants accounted for 31.12% of total rental revenue.